SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED SUBSIDIARIES AND ENTITY

The Company’s consolidated subsidiaries and/or entities were as follows:

Name of Consolidated Subsidiary or Entity	State or Other Jurisdiction of Incorporation or Organization	Attributable Interest
ILA Fund I, LLC	Wyoming	100%
International Land Alliance, S.A. de C.V. (ILA Mexico)	Mexico	100%
Emerald Grove Estates, LLC	California	100%
Oasis Park Resort LLC	Wyoming	100%
Plaza Bajamar LLC	Wyoming	100%
Plaza Valle Divino, LLC	Wyoming	100%
Rancho Costa Verde Development, LLC	Nevada	100%

The Company’s consolidated subsidiaries were as follows as of December 31, 2023:

Name of Consolidated Subsidiary or Entity	State or Other Jurisdiction of Incorporation or Organization	Attributable Interest
ILA Fund I, LLC	Wyoming	100%
International Land Alliance, S.A. de C.V. (ILA Mexico)	Mexico	100%
Rancho Costa Verde Development, LLC	Nevada	100%
Emerald Grove Estates, LLC	California	100%
Oasis Park Resort, LLC	Wyoming	100%
Plaza Bajamar, LLC	Wyoming	100%
Plaza Valle Divino, LLC	Wyoming	100%

SCHEDULE OF LIABILITIES WITH SIGNIFICANT UNOBSERVABLE INPUTS

The following table presents balances of the liabilities with significant unobservable inputs (Level 3) as of September 30, 2024:

	Fair Value Measurements at September 30, 2024 Using
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Derivative liability	$-	$-	$269,593	$269,593
Total	$-	$-	$269,593	$269,593

The following table presents balances of the liabilities with significant unobservable inputs (Level 3) as of December 31, 2023:

	Fair Value Measurements at December 31, 2023 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Derivative liability	$-	$-	$781,924	$781,924
Total	$-	$-	$781,924	$781,924

SCHEDULE OF CHANGES IN LIABILITIES WITH SIGNIFICANT UNOBSERVABLE INPUTS

The following table presents changes of the liabilities with significant unobservable inputs (Level 3) for the nine months ended September 30, 2024:

Derivative
Liability
Balance December 31, 2023	$781,924

Change in estimated fair value	(229,814)
Settlement of derivative liability	(282,517)
Balance September 30, 2024	$269,593

The following table presents changes of the liabilities with significant unobservable inputs (Level 3) for the year ended December 31, 2022:

Derivative
Liability
Balance December 31, 2022	$531,527

New derivative from convertible notes	208,464
Settlement by debt extinguishment	(733,622)
Change in estimated fair value	775,555
Balance December 31, 2023	$781,924

SCHEDULE OF DERIVATIVE LIABILITY

For the Nine Months Ending September 30,
	2024	2023

Expected term	1 month – 1 year	1 month – 1 year
Exercise price	$0.03 - $0.13	$0.05 - $0.10
Expected volatility	176% - 232%	139% - 163%
Expected dividends	None	None
Risk-free interest rate	5.03% - 5.55%	4.74% - 5.09%
Forfeitures	None	None

For Years Ending December 31,
	2023	2022

Expected term	1 month – 1 year	0.5 -1 year
Exercise price	0.03 - $0.13	$0.10-$0.43
Expected volatility	176% - 232%	155%-162%
Expected dividends	None	None
Risk-free interest rate	5.03% - 5.55%	2.93%-4.73%
Forfeitures	None	None

SCHEDULE OF DEPRECIATION ESTIMATED USEFUL LIVES

Fixed assets are stated at cost, less accumulated depreciation, and amortization. Depreciation is computed using the double declining balance method over the estimated useful lives of the respective assets:

Classification	Life
Buildings	20 years
Furniture and equipment	5 years

Fixed assets are stated at cost, less accumulated depreciation, and amortization. Depreciation is computed using the double declining balance method over the estimated useful lives of the respective assets:

Classification	Life
Buildings	20 years
Furniture and equipment	5 years

SCHEDULE OF POTENTIALLY DILUTIVE SHARES

Securities that are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been antidilutive are:

	For the nine months ended September 30, 2024	For the nine months ended September 30, 2023

Options	6,000,000	6,000,000
Warrants	38,107,500	38,107,500
Total potentially dilutive shares	44,107,500	44,107,500

Securities that are excluded from the calculation of weighted average dilutive common shares, because their inclusion would have been antidilutive are:

	For the year ended December 31, 2023	For the year ended December 31, 2022

Options	6,000,000	6,000,000
Warrants	3,867,500	3,867,500
Total potentially dilutive shares	9,867,500	9,867,500